Segments - Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Revenue	$ 60,530	$ 57,350	$ 55,179
Plant and Other Property - Net	5,308	5,668	6,108
Operating right-of-use assets	$ 2,878	$ 3,222	$ 3,566
Revenue | Major Client
Segment Information
Number of clients representing 10% or more of the company's total revenue	0	0	0
U.S. | Revenue | Geographic Information
Segment Information
Revenue	$ 25,098	$ 22,893	$ 22,258
U.S. | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 3,209	$ 3,375	$ 3,452
U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,074	$ 1,148	$ 1,165
U.S. | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Revenue | Geographic Information
Segment Information
Revenue	$ 5,453	$ 5,648	$ 5,680
Japan | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Japan | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 259	$ 398	$ 532
Japan | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Non-U.S. | Plant and Other Property - Net | Geographic Information
Segment Information
Plant and Other Property - Net	$ 2,100	$ 2,293	$ 2,656
Non-U.S. | Plant and Other Property - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Revenue | Geographic Information
Segment Information
Revenue	$ 29,980	$ 28,810	$ 27,241
Other Countries | Revenue | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information
Segment Information
Operating right-of-use assets	$ 1,545	$ 1,676	$ 1,870
Other Countries | Operating Right-Of-Use Assets - Net | Geographic Information | Minimum
Segment Information
Concentration Risk, Percentage	10.00%	10.00%	10.00%